Prepaid and Other Current Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current prepayments [abstract]
Bad debt reserve	$ 16,261	$ 53,295	$ 0